Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016 USD ($) Customer	Jan. 02, 2016 USD ($)	Jan. 03, 2015 USD ($)	Oct. 01, 2016 USD ($)	Oct. 03, 2015 USD ($)	Sep. 27, 2014 USD ($)
Accounting Policies [Line Items]
Fiscal Period Duration		364 days	364 days	371 days
Bank Overdrafts		$ 2,686,000	$ 4,588,000
Short term money market investments		45,959,000	0
Commercial paper investments		56,967,000	0
Goodwill impairment charges		0	0	$ 0	$ 0	$ 0	$ 0
Minimum percentage criteria of Indefinite-lived intangible assets fair value over it's carrying amount				300.00%
Indefinite-lived intangible assets impairment charges		0	0	$ 0
Advertising expense		2,182,000	1,523,000	986,000
Research and development expense		$ 8,946,000	6,551,000	$ 5,991,000
IPO [Member]
Accounting Policies [Line Items]
Expected future payment to existing stockholders, as percent of cash saving (as a percent)		85.00%
ASU 2015-03 [Member]
Accounting Policies [Line Items]
Long-term assets		$ (11,638,000)	(11,071,000)
Long-term debt		(11,638,000)	(11,071,000)
Scenario Forecast [Member]
Accounting Policies [Line Items]
Fiscal Period Duration	364 days
Foodservice [Member] | Customer Concentration Risk [Member] | Major Customers [Member]
Accounting Policies [Line Items]
Aggregate Accounts Receivable Balances		$ 22,627,000	$ 23,234,000
Foodservice [Member] | Customer Concentration Risk [Member] | Net Sales [Member] | Customer One [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		13.70%	13.60%	12.90%
Foodservice [Member] | Customer Concentration Risk [Member] | Net Sales [Member] | Customer Two [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		12.30%	12.00%	12.20%
Foodservice [Member] | Customer Concentration Risk [Member] | Net Sales [Member] | Customer Three [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		10.80%	9.90%	10.10%
Foodservice [Member] | Customer Concentration Risk [Member] | Net Sales [Member] | Major Customers [Member]
Accounting Policies [Line Items]
Number of significant customers | Customer		3